Property, Plant and Equipment - Summary of Property, Plant and Equipment - Asset Used by The Company (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 291,528,000,000
Depreciation expenses	(28,839,000,000)		$ (28,760,000,000)	$ (27,805,000,000)
Additions	30,398,000,000		31,265,000,000	35,613,000,000
Impairment losses	(299,000,000)	$ (10)	0	0
Ending balance	292,338,000,000	$ 9,547	291,528,000,000
Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	285,329,000,000		281,849,000,000
Impairment losses	(299,000,000)		0	0
Ending balance	285,085,000,000		285,329,000,000	281,849,000,000
Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	938,892,000,000		925,938,000,000	920,415,000,000
Additions	30,394,000,000		31,265,000,000	35,613,000,000
Disposal	(26,459,000,000)		(19,716,000,000)	(30,234,000,000)
Effect of foreign exchange differences	(8,000,000)		232,000,000	(72,000,000)
Others	(1,912,000,000)		1,173,000,000	216,000,000
Ending balance	940,907,000,000		938,892,000,000	925,938,000,000
Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(653,563,000,000)		(644,089,000,000)	(646,592,000,000)
Depreciation expenses	(28,766,000,000)		(28,701,000,000)	(27,728,000,000)
Disposal	26,440,000,000		19,695,000,000	30,204,000,000
Impairment losses	299,000,000
Effect of foreign exchange differences	6,000,000		(112,000,000)	32,000,000
Others	360,000,000		(356,000,000)	(5,000,000)
Ending balance	(655,822,000,000)		(653,563,000,000)	(644,089,000,000)
Land [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	103,664,000,000		102,645,000,000
Ending balance	102,885,000,000		103,664,000,000	102,645,000,000
Land [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	103,664,000,000		102,645,000,000	101,991,000,000
Additions	99,000,000		460,000,000	0
Disposal	(2,000,000)		(4,000,000)	0
Effect of foreign exchange differences	0		0	0
Others	(876,000,000)		563,000,000	654,000,000
Ending balance	102,885,000,000		103,664,000,000	102,645,000,000
Land [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses	0		0	0
Disposal	0		0	0
Impairment losses	0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	0		0	0
Land improvements [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	201,000,000		220,000,000
Ending balance	201,000,000		201,000,000	220,000,000
Land improvements [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,675,000,000		1,662,000,000	1,630,000,000
Additions	0		0	0
Disposal	0		(6,000,000)	(1,000,000)
Effect of foreign exchange differences	0		0	0
Others	34,000,000		19,000,000	33,000,000
Ending balance	1,709,000,000		1,675,000,000	1,662,000,000
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,474,000,000)		(1,442,000,000)	(1,399,000,000)
Depreciation expenses	(34,000,000)		(39,000,000)	(43,000,000)
Disposal	0		7,000,000	1,000,000
Impairment losses	0
Effect of foreign exchange differences	0		0	0
Others	0		0	(1,000,000)
Ending balance	(1,508,000,000)		(1,474,000,000)	(1,442,000,000)
Buildings [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	40,267,000,000		40,780,000,000
Ending balance	38,471,000,000		40,267,000,000	40,780,000,000
Buildings [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	72,530,000,000		71,358,000,000	70,889,000,000
Additions	36,000,000		133,000,000	37,000,000
Disposal	(1,000,000)		(7,000,000)	(29,000,000)
Effect of foreign exchange differences	0		0	0
Others	(810,000,000)		1,046,000,000	461,000,000
Ending balance	71,755,000,000		72,530,000,000	71,358,000,000
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(32,263,000,000)		(30,578,000,000)	(29,247,000,000)
Depreciation expenses	(1,439,000,000)		(1,452,000,000)	(1,401,000,000)
Disposal	0		7,000,000	29,000,000
Impairment losses	0
Effect of foreign exchange differences	0		0	0
Others	418,000,000		(240,000,000)	41,000,000
Ending balance	(33,284,000,000)		(32,263,000,000)	(30,578,000,000)
Computer equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,535,000,000		1,585,000,000
Ending balance	1,824,000,000		1,535,000,000	1,585,000,000
Computer equipment [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	11,089,000,000		11,217,000,000	12,406,000,000
Additions	127,000,000		102,000,000	72,000,000
Disposal	(1,049,000,000)		(808,000,000)	(1,734,000,000)
Effect of foreign exchange differences	0		0	0
Others	878,000,000		578,000,000	473,000,000
Ending balance	11,045,000,000		11,089,000,000	11,217,000,000
Computer equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(9,554,000,000)		(9,632,000,000)	(10,639,000,000)
Depreciation expenses	(698,000,000)		(725,000,000)	(716,000,000)
Disposal	1,049,000,000		807,000,000	1,724,000,000
Impairment losses	0
Effect of foreign exchange differences	0		0	0
Others	(18,000,000)		(4,000,000)	(1,000,000)
Ending balance	(9,221,000,000)		(9,554,000,000)	(9,632,000,000)
Telecommunications equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	122,111,000,000		123,001,000,000
Ending balance	122,304,000,000		122,111,000,000	123,001,000,000
Telecommunications equipment [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	720,068,000,000		713,534,000,000	710,776,000,000
Additions	106,000,000		149,000,000	84,000,000
Disposal	(24,877,000,000)		(18,395,000,000)	(27,916,000,000)
Effect of foreign exchange differences	(5,000,000)		209,000,000	(64,000,000)
Others	26,143,000,000		24,571,000,000	30,654,000,000
Ending balance	721,435,000,000		720,068,000,000	713,534,000,000
Telecommunications equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(597,957,000,000)		(590,533,000,000)	(593,663,000,000)
Depreciation expenses	(25,704,000,000)		(25,654,000,000)	(24,802,000,000)
Disposal	24,867,000,000		18,382,000,000	27,900,000,000
Impairment losses	299,000,000
Effect of foreign exchange differences	5,000,000		(110,000,000)	31,000,000
Others	(43,000,000)		(42,000,000)	1,000,000
Ending balance	(599,131,000,000)		(597,957,000,000)	(590,533,000,000)
Transportation equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	298,000,000		228,000,000
Ending balance	395,000,000		298,000,000	228,000,000
Transportation equipment [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,971,000,000		3,927,000,000	3,894,000,000
Additions	3,000,000		1,000,000	0
Disposal	(112,000,000)		(104,000,000)	(84,000,000)
Effect of foreign exchange differences	0		0	0
Others	188,000,000		147,000,000	117,000,000
Ending balance	4,050,000,000		3,971,000,000	3,927,000,000
Transportation equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,673,000,000)		(3,699,000,000)	(3,718,000,000)
Depreciation expenses	(94,000,000)		(77,000,000)	(65,000,000)
Disposal	113,000,000		104,000,000	84,000,000
Impairment losses	0
Effect of foreign exchange differences	0		0	0
Others	(1,000,000)		(1,000,000)	0
Ending balance	(3,655,000,000)		(3,673,000,000)	(3,699,000,000)
Miscellaneous equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,826,000,000		2,604,000,000
Ending balance	3,068,000,000		2,826,000,000	2,604,000,000
Miscellaneous equipment [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	11,468,000,000		10,809,000,000	10,300,000,000
Additions	243,000,000		253,000,000	198,000,000
Disposal	(418,000,000)		(392,000,000)	(470,000,000)
Effect of foreign exchange differences	(3,000,000)		4,000,000	(2,000,000)
Others	801,000,000		794,000,000	783,000,000
Ending balance	12,091,000,000		11,468,000,000	10,809,000,000
Miscellaneous equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(8,642,000,000)		(8,205,000,000)	(7,926,000,000)
Depreciation expenses	(797,000,000)		(754,000,000)	(701,000,000)
Disposal	411,000,000		388,000,000	466,000,000
Impairment losses	0
Effect of foreign exchange differences	1,000,000		(2,000,000)	1,000,000
Others	4,000,000		(69,000,000)	(45,000,000)
Ending balance	(9,023,000,000)		(8,642,000,000)	(8,205,000,000)
Construction in Progress and Equipment to be Accepted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	14,427,000,000		10,786,000,000
Ending balance	15,937,000,000		14,427,000,000	10,786,000,000
Construction in Progress and Equipment to be Accepted [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	14,427,000,000		10,786,000,000	8,529,000,000
Additions	29,780,000,000		30,167,000,000	35,222,000,000
Disposal	0		0	0
Effect of foreign exchange differences	0		19,000,000	(6,000,000)
Others	(28,270,000,000)		(26,545,000,000)	(32,959,000,000)
Ending balance	15,937,000,000		14,427,000,000	10,786,000,000
Construction in Progress and Equipment to be Accepted [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses	0		0	0
Disposal	0		0	0
Impairment losses	0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	$ 0		$ 0	$ 0